Investment in Securities (Schedule of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 569,074	¥ 725,821
Available-for-sale securities		1,165,417	1,347,890
Held-to-maturity securities		114,400	114,858
Other securities		177,621	156,223
Total		¥ 2,026,512	¥ 2,344,792

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥704,313 million and ¥547,850 million as of March 31, 2016 and 2017, respectively.